Cover	6 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Entity Central Index Key	0001959994
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41986
Entity Registrant Name	Australian Oilseeds Holdings Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30